Supplemental Oil and Gas Reserve Information (Unaudited)	12 Months Ended
Dec. 31, 2016
Supplemental Oil Reserve Information [Abstract]
Supplemental Oil and gas Reserve Information (Unaudited)
Note 14 - Supplemental Oil and Gas Reserve Information (Unaudited)

Results of operations from oil and gas producing activities

The following table shows the results of operations from the Company’s oil and gas producing activities.  Results of operations from these activities are determined using historical revenues, production costs and depreciation and depletion. The results of operations from the Company’s oil and gas producing activities below exclude non-oil and gas revenues, general and administrative expenses, interest income and interest expense. Income tax expense was determined by applying the statutory rates to pretax operating results.

	Year Ended	Year Ended
	December 31,	December 31,
	2016	2015
Production revenues	$2,461,727	$4,878,722
Production costs	(2,661,258)	(4,501,940)
Depletion and depreciation	(254,329)	(1,108,039)
Income tax	158,851	255,940
Results of operations for producing activities	$(295,009)	$(475,317)

Capitalized costs

The following table summarizes the Company’s capitalized costs of oil and gas properties.

	Year Ended	Year Ended
	December 31,	December 31,
	2016	2015
Properties subject to amortization	$18,626,746	$26,642,325
Accumulated depletion	(15,189,716)	(14,935,386)
Net capitalized costs	$3,437,030	$11,706,939

Cost incurred in property acquisition, exploration and development activities

	Year Ended	Year Ended
	December 31,	December 31,
	2016	2015
Acquisition of properties	$14,399	$85,895
Exploration costs	-	-
Development costs	2,690	165,926
Net capitalized costs	$17,089	$251,821

Estimated quantities of proved reserves

Our ownership interests in estimated quantities of proved oil and gas reserves and changes in net proved reserves all of which are located in the United States are summarized below.  Proved reserves are estimated quantities of oil and gas that geological and engineering data demonstrate with reasonable certainty to be recoverable in future years from known reservoirs under existing economic and operating conditions. Proved developed reserves are those that are expected to be recovered through existing wells with existing equipment and operating methods. Reserves are stated in barrels of oil equivalent. Geological and engineering estimates by Cobb & Associates, Inc. of proved oil and gas reserves at one point in time are highly interpretive, inherently imprecise and subject to ongoing revisions that may be substantial in amount. Although every reasonable effort is made to ensure that the reserve estimates are accurate, by their nature reserve estimates are generally less precise than other estimates presented in connection with financial statement disclosures.

		December 31, 2016			December 31, 2015
Proved Reserves	Total Proved Developed	Proved Undeveloped	Total Proved	Total Proved Developed	Proved Undeveloped	Total Proved

Beginning
Crude Oil BBL’s	1,287,028	202,884	1,489,912	2,214,038	740,700	2,954,738
Natural Gas Liquids BBL’s	47,345	-	47,345	89,250	-	89,250
Natural Gas MCF’s	3,195,895	3,029,514	6,225,409	4,469,845	3,667,314	8,137,159
Oil Equivalents BOE’s	1,867,041	707,819	2,574,860	3,048,261	1,351,919	4,400,180

Revisions of previous estimates
Crude Oil BBL’s	(898,880)	-	(898,880)	(629,480)	(522,070)	(1,151,550)
Natural Gas Liquids BBL’s	(3,670)	-	(3,670)	(35,860)	-	(35,860)
Natural Gas MCF’s	(108,849)	100	(108,849)	(1,085,542)	(637,800)	(1,723,342)
Oil Equivalents BOE’s	(920,691)	100	(920,592)	(846,264)	(628,370)	(1,474,634)

Sales of minerals in place
Crude Oil BBL’s	-	-	-	(201,286)	(15,746)	(217,032)

Production
Crude Oil BBL’s	(58,123)	-	(58,123)	(96,244)	-	(96,244)
Natural Gas Liquids BBL’s	(528)	-	(528)	(6,045)	-	(6,045)
Natural Gas MCF’s	(47,554)	-	(47,554)	(188,408)	-	(188,408)
Oil Equivalents BOE’s	(66,578)	-	(66,578)	(133,690)	-	(133,690)

Ending
Crude Oil BBL’s	330,025	202,884	532,909	1,287,028	202,884	1,489,912
Natural Gas Liquids BBL’s	43,237	-	43,237	47,345	-	47,345
Natural Gas MCF’s	3,039,673	3,029,614	6,069,287	3,195,895	3,029,514	6,225,409
Oil Equivalents BOE’s	879,874	707,820	1,587,690	1,867,041	707,819	2,574,860

Proved developed reserves at December 31, 2015 consisted of approximately 71% oil and 29% natural gas and totaled 1,851.9 MBOEs. Proved developed reserves for December 31, 2016 consisted of approximately 42% oil and 58% natural gas and totaled 879.8 MBOEs. Proved undeveloped reserves for December 31, 2015 were 707.8 MBOEs. Proved undeveloped reserves at December 31, 2016 were 707.8 MBOEs.

The Company annually reviews its proved undeveloped reserves to ensure an appropriate plan for development exists. The Company books proved undeveloped reserves only if it plans to convert these reserves to proved developed producing reserves within five years from the date they were first booked. At December 31, 2016 proved undeveloped reserves were approximately 707.8 MBOE’s. The Company plans to develop all the remaining location that comprise the 707.8 MBOE of proved undeveloped reserves within five years. However, the decision to deploy capital and the timing of those expenditures is contingent on many different factors. The Company estimates capital expenditures of approximately $4.3 million will be sufficient to develop these reserves. The development plans assume a continued improvement in commodity pricing and general market conditions within the oil and gas industry.

The calculation of proved undeveloped reserves requires the Company to make predictions regarding future acquisitions and discoveries and the impact they may have on the Company’s overall development plan of properties it currently owns. The development plan is revised to reflect changes in the oil and gas industry, including changing markets and prices, and new investment opportunities, and such revisions will result in changes to our proved undeveloped reserves. Consequently, the exact timing of capital expenditures will be heavily dependent upon the Company’s interpretation of market opportunities which are deeply influenced by projections of future commodity prices. Each year we will review our five year development plan to maximize the value of our investment in oil and gas assets and in turn maximize shareholder value. At December 31, 2016 we believe the following best characterizes our development plan.

	Estimated Conversion of Proved Undeveloped Reserves
	CAPEX ($MM)	MBOE’s
2017	-	-
2018	2,194.2	50.4
2019	1,664.0	126.2
2020	182.0	232.9
2021	288.0	298.3

For the year ended December 31, 2016 proved reserves decreased 987.1 MBOEs of which production accounted for 66.6 MBOEs or 6.7% of the decrease. The remaining decrease of 920.6 MBOEs, was due primarily to decreases in commodity prices. Crude oil prices decreased $3.49 or 8% and natural gas prices declined 20% or $.37. Diminished commodity pricing triggered negative revisions of 898.9 MBOEs of crude oil classified as proved developed producing. Natural gas liquids decreased pricing resulted in decreases of 3.6 MBOEs to the proved developed producing category. Reduced natural gas prices also reduced amounts classified as proved developed producing by 108.6 MMCF’s. In 2016 there were no material transfers from the proved undeveloped category of 6 reserves to the proved developed category

For the year ended December 31, 2015 proved reserves decreased 1,825.3 MBOEs of which production accounted for 133.7 MBOEs or 7.3% of the decrease. The remaining decrease of 1,691.6 MBOEs, was due primarily to decreases in commodity prices. Crude oil prices decreased $40.00 or 46.1% and natural gas prices declined 42.2% or $1.37. Diminished commodity pricing triggered negative revisions of 586.6 MBOEs of crude oil classified as proved developed producing, negative revisions of 42.9 MBOEs of crude oil classified as proved developed non-producing and negative revisions of 522.1 of MBOEs of crude oil classified as proved undeveloped reserves. Natural gas liquids decreased pricing resulted in decreases of 65.6 MBOEs to the proved developed producing category. Reduced natural gas prices also reduced amounts classified as proved developed producing by 1,347.9 MMCF’s as well as natural gas reserves classified as proved undeveloped by 637.8 MCF. These decreases were partially offset by increases to natural gas liquid reserves classified as proved developed non-producing of 29.7 MBOE and 262.4 MMCF of natural gas reserves classified as proved developed non-producing. In 2015 there were no material transfers from the proved undeveloped category of reserves to the proved developed category.

In 2016 the Company invested approximately $17,100 in its oil and gas properties. These reduced expenditures were in response to extremely low commodity prices. The Company has approximately $1.7 million of current asset on hand and important infrastructure in Colorado completed which will facilitate the exploitation and development of proved undeveloped reserves over the next five years. At year end the Company’s review of proved undeveloped reserves revealed challenges but the Company maintains its belief that reserves will be developed within five years of their initial recording as a proved undeveloped reserve. In addition it believes it has the financial wherewithal to develop all it’s proved undeveloped reserves within the five year time frames required; utilizing its balance sheet, to borrow funds as needed. Additionally, the Company believes it has the ability to joint venture any of its assets.

Standardized measure of discounted future net cash flows

The standardized measure of discounted future net cash flows from our proved reserves for the periods presented in the financial statements is summarized below.

	Year Ended	Year Ended
	December 31,	December 31,
	2,016	2,015
Future production revenue	$30,085,550	$74,087,130
Future production costs	(15,278,990)	(46,015,320)
Future development costs	(4,703,230)	(5,901,660)
Future cash flows before income tax	10,103,330	22,170,150
Future income taxes	-	-
Future net cash flows	10,103,330	22,170,150
10% annual discount for estimating of future cash flows	(6,666,300)	(13,400,180)
Standardized measure of discounted net cash flows	$3,437,030	$8,769,970

Changes in standardized measure of discounted future net cash flows

The following is a summary of a standardized measure of discounted net future cash flows related to the Company’s proved oil and gas reserves. The information presented is based on a calculation of estimated proved reserves using discounted cash flows based on the 12-month average price for oil and gas calculated as the unweighted arithmetic average of the first-day-of-the-month price for each month within the 12-month prior period. The additions to estimated proved reserves from new discoveries and extensions could vary significantly from year to year. Additionally, the impact of changes to reflect current prices and costs of reserves proved in prior years could also be significant.

	Year Ended	Year Ended
	December 31,	December 31,
	2,016	2,015
Balance beginning of year	$8,769,970	$62,703,851
Sales, net of production costs	199,531	(491,055)
Net change in pricing and production costs	(2,012,883)	(51,184,718)
Net change in future estimated development costs	(1,198,430)	7,834,840
Purchase of minerals in place	-	-
Extensions and discoveries	-	-
Sale of minerals in place	-	(2,746,550)
Revisions	(4,538,106)	(8,448,569)
Accretion of discount	2,217,015	16,770,190
Change in income tax		(15,668,019)
Balance end of year	$3,437,030	$8,769,970